Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020
Assets
Cash and due from banks		SFr 146,358	[1]	SFr 133,285		SFr 139,112	[1]
of which reported at fair value		141		91		525
Interest-bearing deposits with banks		1,313		1,447		1,298
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		94,645		91,121		79,133
of which reported at fair value		69,465		67,268		57,994
Securities received as collateral, at fair value		38,686		56,494		50,773
of which encumbered		17,349		28,878		27,614
Trading assets, at fair value		130,505		157,139		157,338
of which encumbered		37,709		50,100		54,990
Total investment securities		794		614		607
of which reported at fair value		794		614		607
Other investments		4,578		5,640		5,412
of which reported at fair value		2,747		3,937		3,794
Net loans		299,844		304,188		291,908
of which reported at fair value		11,101		11,827		11,408
of which encumbered		79		0		179
Allowance for credit losses		(1,412)		(1,527)		(1,536)
Goodwill		4,588		4,644		4,426
Other intangible assets		245		239		237
of which reported at fair value		189		181		180
Brokerage receivables		33,072		47,682		35,941
Brokerage receivables, Allowance for credit losses		(4,429)		(36)		(1)
Other assets		42,171		48,902		39,637
of which reported at fair value		10,342		15,033		8,373
of which encumbered		17		0		167
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		467		494		650
Other assets, Allowance for credit losses		(41)		(4,447)		(43)
Total assets		796,799		851,395		805,822
Liabilities and equity
Due to banks		20,948		19,422		16,423
of which reported at fair value		330		800		413
Customer deposits		397,298		406,069		390,921
of which reported at fair value		3,921		4,221		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,924		22,853		23,851
of which reported at fair value		10,983		9,591		13,594
Obligation to return securities received as collateral, at fair value		38,686		56,494		50,773
Trading liabilities, at fair value		32,972		47,740		45,871
Short-term borrowings		22,366		24,887		20,868
of which reported at fair value		8,554		11,020		10,740
Long-term debt		170,227		170,453		161,087
of which reported at fair value		69,436		72,312		70,976
Brokerage payables		20,432		26,890		21,653
Other liabilities		29,071		31,703		31,434
of which reported at fair value		7,911		7,913		7,780
Total liabilities		752,924		806,511		762,881
Common shares		106		98		98
Additional paid-in capital		34,633		33,523		33,323
Retained earnings		32,715		32,582		32,834
Treasury shares, at cost		(2,177)		(946)		(428)
Accumulated other comprehensive income/(loss)		(21,697)		(20,667)		(23,150)
Total shareholders' equity		43,580		44,590		42,677
Noncontrolling interests		295		294		264
Total equity		43,875		44,884		42,941
Total liabilities and equity		SFr 796,799		SFr 851,395		SFr 805,822
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[2]	3,100,747,720		3,100,747,720		3,100,747,720
Issued shares (in shares)		2,650,747,720		2,447,747,720		2,447,747,720
Treasury shares (in shares)		239,479,336		83,737,482		41,602,841
Common shares outstanding (in shares)		2,411,268,384	[3]	2,364,010,238	[4]	2,406,144,879
Consolidated VIEs
Assets
Cash and due from banks		SFr 247		SFr 90		SFr 90
Trading assets, at fair value		1,916		2,146		2,164
Other investments		1,231		1,273		1,251
Net loans		686		772		900
Other assets		1,488		1,581		1,876
Total assets		5,568				6,281
Liabilities and equity
Customer deposits		1		0		1
Trading liabilities, at fair value		9		11		10
Short-term borrowings		6,484		4,377		4,178
Long-term debt		1,319		1,568		1,746
Other liabilities		237		SFr 240		208
Total liabilities		8,050				6,143
Bank
Assets
Cash and due from banks	[5]	145,367				138,207
of which reported at fair value		141				525
Interest-bearing deposits with banks		1,245				1,230
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		94,645				79,133
of which reported at fair value		69,465				57,994
Securities received as collateral, at fair value		38,686				50,773
of which encumbered		17,349				27,614
Trading assets, at fair value		130,684				157,511
of which encumbered		37,709				54,990
Total investment securities		792				605
of which reported at fair value		792				605
Other investments		4,543				5,379
of which reported at fair value		2,746				3,793
Net loans		308,159				300,341
of which reported at fair value		11,101				11,408
of which encumbered		79				179
Allowance for credit losses		(1,411)				(1,535)
Goodwill		3,901				3,755
Other intangible assets		245				237
of which reported at fair value		189				180
Brokerage receivables		33,074				35,943
Brokerage receivables, Allowance for credit losses		(4,429)				(1)
Other assets		38,779				36,574
of which reported at fair value		10,342				8,373
of which encumbered		17				167
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		467				650
Other assets, Allowance for credit losses		(39)				(41)
Total assets		800,120				809,688
Liabilities and equity
Due to banks		20,948				16,420
of which reported at fair value		330				413
Customer deposits		398,323				392,039
of which reported at fair value		3,921				4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,020				23,944
of which reported at fair value		11,080				13,688
Obligation to return securities received as collateral, at fair value		38,686				50,773
Trading liabilities, at fair value		32,971				45,871
Short-term borrowings		26,219				21,308
of which reported at fair value		8,554				10,740
Long-term debt		164,292				160,279
of which reported at fair value		68,486				70,243
Brokerage payables		20,434				21,655
Other liabilities		27,935				30,340
of which reported at fair value		7,891				7,756
Total liabilities		750,828				762,629
Common shares		4,400				4,400
Additional paid-in capital		47,111				46,232
Retained earnings		15,973				15,871
Accumulated other comprehensive income/(loss)		(18,922)				(20,239)
Total shareholders' equity		48,562				46,264
Noncontrolling interests		730				795
Total equity		49,292				47,059
Total liabilities and equity		SFr 800,120				SFr 809,688
Additional share information
Par value (in CHF per share)	[6]	SFr 1.00				SFr 1.00
Issued shares (in shares)	[6]	4,399,680,200				4,399,680,200
Common shares outstanding (in shares)	[6]	4,399,680,200				4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 247				SFr 90
Trading assets, at fair value		1,916				2,164
Other investments		1,231				1,251
Net loans		686				900
Other assets		1,454				1,858
Total assets		5,534				6,263
Liabilities and equity
Customer deposits		1				1
Trading liabilities, at fair value		9				10
Short-term borrowings		4,729				4,178
Long-term debt		1,319				1,746
Other liabilities		231				207
Total liabilities		SFr 6,289				SFr 6,142

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.
[4]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.
[5]	Includes restricted cash.
[6]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2021. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.